VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of valuation and qualifying accounts

Year	Description	Balance at Beginning of Period	Additions Charged to Cost and Expenses	Write-offs/ Other(1)	Balance at End of Period

2020	Allowance for doubtful accounts	$2,032	$5	$(1,663)	$374
	Reserve for inventory valuation	$13,640	$1,996	$(2,432)	$13,204
2019	Allowance for doubtful accounts	$2,329	$62	$(359)	$2,032
	Reserve for inventory valuation	$11,861	$2,537	$(758)	$13,640
2018	Allowance for doubtful accounts	$1,960	$752	$(383)	$2,329
	Reserve for inventory valuation	$9,075	$1,895	$891	$11,861